Income Taxes (Components of Income Before Income Taxes and Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
The Company and domestic subsidiaries	¥ (4,516)	¥ (29,581)	¥ (16,721)
Foreign subsidiaries	23,375	(5,920)	15,428
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	¥ 18,859	¥ (35,501)	¥ (1,293)